Use of estimates and critical accounting judgements	12 Months Ended
Dec. 31, 2018
Use of estimates and critical accounting judgements
Use of estimates and critical accounting judgements

4. Use of estimates and critical accounting judgments

The preparation of consolidated financial statements requires use of management judgment in electing and applying accounting policies as well as in making estimates that involve assumptions about the future. These judgments, estimates and assumptions may have a significant effect on the consolidated financial statements.

The estimates used in determining the carrying amounts of assets and liabilities subject to estimation uncertainty are based on historical experience, expected outcomes and various other assumptions that were available when these consolidated financial statements were prepared, and they are believed to be reasonable under the circumstances. The estimates are revised if changes in circumstances occur, or as a result of new information or more experience. As estimates inherently contain a varying degree of uncertainty, actual outcomes may differ, resulting in additional charges or credits to the consolidated income statement.

Management considers that the estimates, assumptions and judgments about the following accounting policies represent the most significant areas of estimation uncertainty and critical judgment that may have an impact on the consolidated financial statements.

Business combinations

The Group applies the acquisition method to account for acquisitions of separate entities or businesses. The determination of the fair value and allocation thereof to each separately identifiable asset acquired and liability assumed as well as the determination of the acquisition date, when the valuation and allocation is to be conducted require estimation and judgment.

Estimation and judgment are required in determining the fair value of the acquisition, including the discount rate, the terminal growth rate, the number of years on which to base the cash flow projections, and the assumptions and estimates used to determine the cash inflows and outflows. The discount rate reflects current assessments of the time value of money, relevant market risk premiums, and industry comparisons. Risk premiums reflect risks and uncertainties for which the future cash flow estimates have not been adjusted. Terminal values are based on the expected life of products and forecasted life cycle, and forecasted cash flows over that period. The assumptions are based on information available at the date of acquisition; actual results may differ materially from the forecast as more information becomes available. Refer to Note 6, Acquisitions and disposals.

Revenue recognition

In addition to those identified within the significant accounting policies in the revenue recognition section of Note 2, Significant accounting policies, management has identified the following estimates and critical accounting judgments necessary in the determination of revenue to be recognized each period.

Contract modifications

A significant part of the Group’s business is conducted under framework agreements with no fixed commitment on the overall project scope. The accounting treatment of subsequent purchase commitments received from the customer in the form of new purchase orders is a critical judgment. Subsequent purchase orders may be deemed either to represent separate contracts or to represent a modification of the existing contract, which requires combination with the original contract for accounting purposes.

The decision whether to segregate or combine subsequent purchase orders can have a direct impact on the amount of revenue recognized in a given period for arrangements with multiple performance obligations including material rights as the transaction price is allocated to the performance obligations identified within the contract.

Determining and allocating the transaction price

As the Group often provides complex and extensive networking solutions, the contracts for these may contain complex pricing structures, many of which include discount programs that range from volume-based discounts to lumpsum discounts provided upon entering the contract. The revenue recognized for any contract always reflects the net impact of list price and any estimated or actual discounts. Revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur.

When the Group enters into contracts with customers consisting of any combination of hardware, services and software, separate performance obligations are identified and accounted for based on their nature, considering the economic substance of the entire arrangement. Hardware and software sold by the Group includes warranty, which can either be assurance-type for repair of defects and recognized as a centralized warranty provision (refer to Note 29, Provisions), or service-type for scope beyond the repair of defects or for a time period beyond the standard assurance-type warranty period and considered a separate performance obligation within the context of the contract. Revenue is allocated to each performance obligation based on its standalone selling price in relation to the overall transaction price. The standalone selling price of each performance obligation is determined by considering factors such as the price of the performance obligation if sold on a standalone basis and the expected cost of the performance obligation plus a reasonable margin when price references are not available. The portion of the transaction price allocated to each performance obligation is then recognized when the revenue recognition criteria for that performance obligation have been met. The determination of the standalone selling price for each performance obligation and the resulting allocation of the total transaction price to each performance obligation require the use of estimates and judgment that may have a significant impact on the timing and amount of revenue recognized.

In some customer contracts, the timing of revenue recognition and collection of the consideration are more than a year apart and therefore may contain a significant financing component that must be recognized separately from revenue associated with the arrangement’s performance obligations. In these cases, the Group values the financing component embedded in the contract based on applicable market rates and excludes it from the transaction price if considered significant. Such financing components are presented within financial income and expense. The Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between when the promised good or service transfers to the customer and when the Group collects payment for that good or service, will be one year or less.

Refer to Note 8, Revenue recognition, for further details on revenue recognition in 2018.

Pension and other post-employment benefit obligations and expenses

The determination of pension and other post-employment benefit obligations and expenses for defined benefit plans is dependent on a number of estimates and assumptions, including the discount rate, future mortality rate, annual rate of increase in future compensation levels, and healthcare costs trend rates and usage of services in the United States where the majority of our post-employment healthcare plans are maintained. A portion of plan assets is invested in debt and equity securities, which are subject to market volatility. Changes in assumptions and actuarial estimates may materially affect the benefit obligation, future expense and future cash flow. Based on these estimates and assumptions, defined benefit obligations amount to EUR 23 955 million (EUR 25 497 million in 2017) and the fair value of plan assets amounts to EUR 24 479 million (EUR 25 535 million in 2017). Refer to Note 27, Pensions and other post-employment benefits.

Income taxes

The Group is subject to income taxes in the jurisdictions in which it operates. Judgment is required in determining current tax expense, uncertain tax positions, deferred tax assets and deferred tax liabilities; and the extent to which deferred tax assets can be recognized.

Estimates related to the recoverability of deferred tax assets are based on forecasted future taxable income and tax planning strategies. Based on these estimates and assumptions, the Group has EUR 20 465 million (EUR 20 365 million in 2017) of temporary differences, tax losses carry forward and tax credits for which no deferred tax assets are recognized due to uncertainty of utilization. The majority of the unrecognized deferred tax assets relate to France. Refer to Note 13, Income taxes.

The utilization of deferred tax assets is dependent on future taxable profit in excess of the profit arising from the reversal of existing taxable temporary differences. The recognition of deferred tax assets is based on the assessment of whether it is more likely than not that sufficient taxable profit will be available in the future to utilize the reversal of deductible temporary differences, unused tax losses and unused tax credits before the unused tax losses and unused tax credits expire. Recognition of deferred tax assets involves judgment regarding the future financial performance of the particular legal entity or tax group that has recognized the deferred tax asset.

Liabilities for uncertain tax positions are recorded based on estimates and assumptions of the amount and likelihood of outflow of economic resources when it is more likely than not that certain positions may not be fully sustained upon review by local tax authorities. Currently, the Group has ongoing tax investigations in multiple jurisdictions, including Canada, India, Saudi Arabia and South Korea. Due to the inherently uncertain nature of tax investigations, the ultimate outcome or actual cost of settlement may vary materially from estimates. Refer to Note 13, Income taxes.

Goodwill recoverability

The recoverable amounts of the groups of CGUs were based on fair value less costs of disposal that was determined using a level 3 fair value measurement based on a discounted cash flow calculation. The cash flow projections used in calculating the recoverable amounts were based on financial plans approved by management covering an explicit forecast period of three years. Seven additional years of cash flow projections subsequent to the explicit forecast period reflect a gradual progression towards the steady state cash flow projections modeled in the terminal year. Estimation and judgment are required in determining the components of the recoverable amount calculation, including the discount rates, the terminal growth rates, estimated revenue growth rates, gross margins and operating margins. The discount rates reflect current assessments of the time value of money and relevant market risk premiums reflecting risks and uncertainties for which the future cash flow estimates have not been adjusted. The terminal growth rate assumptions reflect long-term average growth rates for the industry and economies in which the groups of CGUs operate.

The results of the impairment testing indicate adequate headroom for each group of CGUs.Total goodwill amounts to EUR 5 452 million as of December 31, 2018 (EUR 5 248 million in 2017). Refer to Note 15, Intangible assets and Note 17, Impairment.

Loss allowances

Loss allowances are recognized for estimated losses resulting from customers’ inability to meet payment obligations. Following the adoption of IFRS 9, the Group applies a simplified approach to recognizing a loss allowance on trade receivables based on measurement of lifetime expected credit losses arising from trade receivables without significant financing components. Estimation and judgment are required in determining the value of loss allowances at each reporting date. Management specifically analyzes trade receivables and historical losses; customer concentrations; customer creditworthiness; past due balances; current economic trends; and changes in customer payment terms when determining loss allowances. In addition to past events and current conditions, reasonable and supportable forecasts affecting collectability are considered when determining the amount of loss allowances. Based on these estimates and assumptions, loss allowances are EUR 195 million as of December 31, 2018 (EUR 192 million in 2017), representing 3% of trade receivables and contract assets (3% in 2017). Refer to Note 36, Financial risk management.

Allowances for excess and obsolete inventory

Allowances for excess and obsolete inventory are recognized for excess amounts, obsolescence and declines in net realizable value below cost. Estimation and judgment are required in determining the value of the allowance for excess and obsolete inventory at each reporting date. Management specifically analyzes estimates of future demand for products when determining allowances for excess and obsolete inventory. Changes in these estimates could result in revisions to the valuation of inventory in future periods. Based on these estimates and assumptions, allowances for excess and obsolete inventory are EUR 521 million (EUR 432 million in 2017), representing 14% of inventory (14% in 2017). Refer to Note 18, Inventories.

Fair value of derivatives and other financial instruments

The fair value of derivatives and other financial instruments that are not traded in an active market such as unlisted equities is determined using valuation techniques. Estimation and judgment are required in selecting an appropriate valuation technique and in determining the underlying assumptions. Where quoted market prices are not available for unlisted shares, the fair value is based on a number of factors including, but not limited to, the current market value of similar instruments; prices established from recent arm’s-length transactions; and/or analysis of market prospects and operating performance of target companies with reference to public market comparable companies in similar industry sectors. Changes in these estimates could result in losses in future periods. Based on these estimates and assumptions, the fair value of derivatives and other financial assets that are not traded in an active market, using non-observable data (level 3 of the fair value hierarchy), is EUR 688 million (EUR 552 million in 2017), representing 8% of total financial assets measured at fair value on a recurring basis (29% in 2017). Level 3 financial liabilities include conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. The total level 3 financial liabilities amount to EUR 707 million (EUR 672 million in 2017), representing 78% of total financial liabilities (71% in 2017) measured at fair value a on recurring basis. Refer to Note 24, Fair value of financial instruments.

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. At times, judgment is required in determining whether the Group has a present obligation; estimation is required in determining the value of the obligation. Whilst provisions are based on the best estimate of unavoidable costs, management may be required to make a number of assumptions surrounding the amount and likelihood of outflow of economic resources, and the timing of payment. Changes in estimates of timing or amounts of costs to be incurred may become necessary as time passes and/or more accurate information becomes available. Based on these estimates and assumptions, provisions amount to EUR 1 427 million (EUR 1 888 million in 2017). Refer to Note 29, Provisions.

Legal contingencies

Legal proceedings covering a wide range of matters are pending or threatened in various jurisdictions. Provisions are recognized for pending litigation when it is apparent that an unfavorable outcome is probable and a best estimate of unavoidable costs can be reasonably estimated. Due to the inherently uncertain nature of litigation, the ultimate outcome or actual cost of settlement may vary materially from estimates. Refer to Note 29, Provisions.